UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/18 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (96.1%)
CONSUMER DISCRETIONARY (7.4%)
	DISTRIBUTION & WHOLESALE (1.3%)
112,000	LKQ Corp. *	$4,250,400
	RETAIL (6.1%)
7,400	AutoZone, Inc. *	4,800,306
15,000	Dollar Tree, Inc. *	1,423,500
16,200	Domino's Pizza, Inc. (1)	3,783,672
22,600	O'Reilly Automotive, Inc. *	5,590,788
61,600	TJX Companies, Inc. (The)	5,024,096
		20,622,362
		24,872,762
CONSUMER STAPLES (6.7%)
	AGRICULTURE (0.6%)
35,384	British American Tobacco PLC ADR (1)	2,041,303
	BEVERAGES (0.9%)
53,250	Brown-Forman Corp. Class B	2,896,800
	FOOD (1.4%)
64,000	General Mills, Inc.	2,883,840
42,000	Hormel Foods Corp. (1)	1,441,440
5,000	McCormick & Co., Inc.	531,950
		4,857,230
	HOUSEHOLD PRODUCTS (2.3%)
134,800	Church & Dwight Co., Inc.	6,788,528
10,300	Spectrum Brands Holdings, Inc. (1)	1,068,110
		7,856,638
	RETAIL (1.5%)
26,000	Costco Wholesale Corp.	4,899,180
		22,551,151
FINANCIALS (5.1%)
	BANKS (1.7%)
59,500	HDFC Bank Ltd. ADR (1)	5,876,815
	COMMERCIAL SERVICES (0.2%)
2,400	MarketAxess Holdings, Inc. (1)	521,856
	DIVERSIFIED FINANCIAL SERVICES (0.1%)
8,000	E*TRADE Financial Corp. *	443,280
	INSURANCE (2.5%)
3,000	Alleghany Corp.	1,843,320
45,000	Arch Capital Group, Ltd. *	3,851,550
1,800	Assurant, Inc.	164,538
14,000	Chubb, Ltd.	1,914,780
3,500	RenaissanceRe Holdings, Ltd.	484,785
		8,258,973
	REITS (0.6%)
23,200	Equity Lifestyle Properties, Inc. REIT	2,036,264
		17,137,188
HEALTHCARE (14.1%)
	BIOTECHNOLOGY (2.7%)
33,800	Alexion Pharmaceuticals, Inc. *	3,767,348
23,000	Illumina, Inc. *	5,437,660
		9,205,008
	ELECTRONICS (3.0%)
17,700	Mettler-Toledo International, Inc. *	10,178,031
	HEALTHCARE PRODUCTS (7.7%)
3,000	Align Technology, Inc. *	753,390
11,474	Becton Dickinson & Co.	2,486,416
61,000	Danaher Corp.	5,972,510
20,100	DENTSPLY SIRONA, Inc.	1,011,231
77,600	Henry Schein, Inc. *(1)	5,215,496
55,400	IDEXX Laboratories, Inc. *	10,603,006
		26,042,049
	PHARMACEUTICALS (0.7%)
49,000	Novo Nordisk A/S ADR	2,413,250
		47,838,338
INDUSTRIALS (32.3%)
	AEROSPACE & DEFENSE (7.0%)
48,065	HEICO Corp. (1)	4,172,523
15,800	Northrop Grumman Corp.	5,516,096
6,000	Spirit AeroSystems Holdings, Inc. Class A	502,200
50,200	Teledyne Technologies, Inc. *	9,395,934
13,300	TransDigm Group, Inc. (1)	4,082,302
		23,669,055
	COMMERCIAL SERVICES (4.2%)
10,400	Cintas Corp. (1)	1,774,032
14,800	Equifax, Inc.	1,743,588
66,152	IHS Markit, Ltd. *	3,191,172
146,900	Rollins, Inc. (1)	7,496,307
		14,205,099
	ELECTRICAL EQUIPMENT (3.2%)
17,500	Acuity Brands, Inc. (1)	2,435,825
103,750	AMETEK, Inc.	7,881,888
6,300	EnerSys	437,031
		10,754,744
	ENVIRONMENTAL CONTROL (4.5%)
38,500	Republic Services, Inc.	2,549,855
173,700	Waste Connections, Inc.	12,461,238
		15,011,093

1

March 31, 2018

Shares		Value
	HAND & MACHINE TOOLS (1.5%)
11,119	Lincoln Electric Holdings, Inc.	$1,000,154
28,500	Snap-on, Inc. (1)	4,204,890
		5,205,044
	HOUSEWARES (2.9%)
158,600	Toro Co. (The)	9,904,570
	MACHINERY DIVERSIFIED (5.1%)
12,900	Graco, Inc.	589,788
31,850	IDEX Corp.	4,538,943
8,000	Middleby Corp. (The) *	990,320
39,000	Roper Technologies, Inc.	10,946,910
		17,065,961
	MISCELLANEOUS MANUFACTURERS (1.3%)
41,600	AO Smith Corp.	2,645,344
16,000	Carlisle Companies, Inc.	1,670,560
		4,315,904
	TRANSPORTATION (2.6%)
62,800	Canadian National Railway Co.	4,592,564
33,000	J.B. Hunt Transport Services, Inc.	3,865,950
4,000	XPO Logistics, Inc. *(1)	407,240
		8,865,754
		108,997,224
INFORMATION TECHNOLOGY (21.4%)
	COMMERCIAL SERVICES (1.2%)
25,700	WEX, Inc. *(1)	4,025,134
	COMPUTERS (2.1%)
44,000	Accenture PLC Class A	6,754,000
5,500	CGI Group, Inc. Class A *(1)	317,020
		7,071,020
	DIVERSIFIED FINANCIAL SERVICES (1.9%)
38,000	MasterCard, Inc. Class A	6,656,080
	ELECTRONICS (2.1%)
78,400	Amphenol Corp. Class A	6,752,592
7,000	Trimble, Inc. *	251,160
		7,003,752
	SEMICONDUCTORS (0.1%)
1,500	IPG Photonics Corp. *(1)	350,070
	SOFTWARE (13.8%)
61,600	ANSYS, Inc. *	9,652,104
4,600	Broadridge Financial Solutions, Inc.	504,574
17,000	Cadence Design Systems, Inc. *	625,090
6,800	Fair Isaac Corp.	1,151,716
136,800	Fiserv, Inc. *	9,755,208
28,400	Intuit, Inc.	4,923,140
12,500	Jack Henry & Associates, Inc. (1)	1,511,875
62,000	Salesforce.com, Inc. *	7,210,600
8,000	ServiceNow, Inc. *	1,323,600
9,600	Tyler Technologies, Inc. *	2,025,216
32,500	Ultimate Software Group, Inc. (The) *(1)	7,920,250
		46,603,373
	TELECOMMUNICATIONS (0.2%)
2,800	Arista Networks, Inc. *	714,840
		72,424,269
MATERIALS (6.5%)
	CHEMICALS (1.6%)
15,000	Air Products & Chemicals, Inc.	2,385,450
35,500	FMC Corp.	2,718,235
1,100	NewMarket Corp.	441,848
		5,545,533
	COMMERCIAL SERVICES (2.0%)
48,400	Ecolab, Inc.	6,634,188
	HOUSEWARES (0.5%)
20,200	Scotts Miracle-Gro Co. (The) (1)	1,732,150
	MISCELLANEOUS MANUFACTURERS (0.6%)
21,000	AptarGroup, Inc.	1,886,430
	PACKAGING & CONTAINERS (1.8%)
98,800	Ball Corp. (1)	3,923,348
42,000	Crown Holdings, Inc. *	2,131,500
		6,054,848
		21,853,149
REAL ESTATE (1.3%)
	REITS (1.3%)
31,600	American Tower Corp. REIT	4,592,744
TELECOMMUNICATION SERVICES (1.3%)
	REITS (1.3%)
25,300	SBA Communications Corp. REIT *	4,324,276
TOTAL COMMON STOCKS (Cost $133,014,744) (96.1%)		324,591,101

2

Schedule of Investments (unaudited) (continued)

Shares		Value
SHORT-TERM INVESTMENTS (5.2%)
	MONEY MARKET FUNDS (5.2%)
13,607,212	State Street Institutional U.S. Government Money Market Fund, Premier Class	$13,607,212
3,823,360	State Street Navigator Securities Lending Government Money Market Portfolio (2)	3,823,360
TOTAL SHORT-TERM INVESTMENTS (Cost $17,430,572) (5.2%)		17,430,572
TOTAL INVESTMENT SECURITIES (101.3%) (Cost $150,445,316)		$342,021,673
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.3%)		(4,291,006)
NET ASSETS (3) (100%)		$337,730,667

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2018, the market value of the securities on loan was $39,376,315.
(2)	Securities with an aggregate market value of $39,376,315 were out on loan in exchange for $3,823,360 of cash collateral as of March 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $150,445,316, aggregate gross unrealized appreciation was $192,354,995, aggregate gross unrealized depreciation was $778,638 and the net unrealized appreciation was $191,576,357.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$324,591,101	$—	$—	$324,591,101
Short-Term Investments	17,430,572	—	—	17,430,572
Total Investments in Securities	$342,021,673	$—	$—	$342,021,673
*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018